Risk and Uncertainties	6 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
Risk and Uncertainties
10. Risk and Uncertainties
Management is currently evaluating the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.